Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 13 - Financial Income (Expenses), Net

	Year ended December 31
	2013	2014	2015
	US$ thousands

Interest income	1,290	1,266	1,026
Discount on marketable securities, net	(643)	(758)	(561)
Exchange rate differences, net	(89)	(95)	(148)
Bank charges	(154)	(150)	(97)

	404	263	220